Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019	Year ended December 31, 2020
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$—	$—
Ocean Yield Malta Limited	(672)	(1,827)

Total	$(672)	$(1,827)

Schedule Of Balances Due To And From Related Parties
The following table sets out the balances with related parties as at December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	(in thousands)
Receivables / (payables)
Luna Pool Agency Limited	$—	$11,853
Ocean Yield Malta Limited	(68,506)	(61,448)

Luna Pool Agency Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The following table summarizes our net income generated from our participation in the Luna Pool for the year ended December 31, 2020:

Year ended December 31, 2020
(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$49,613
Time and Voyage charter revenues from Luna Pool collaborative arrangements	12,830
Brokerage Commissions	(804)
Voyage Expenses	(14,966)
Voyage Expenses – Luna Pool collaborative arrangements	(12,418)

Total net operating income from the Luna Pool	34,255
Other Income	199

Total net income from the Luna Pool	$34,454

Disclosure Details Of Balance Due From To Related Parties
The Company’s related party balances with the Pool Agency consisted of the following at December 31, 2020:

December 31, 2020
(in thousands)
Receivables / (payables)
Other assets	$11,853

Total assets	$11,853

Ocean Yield Malta Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The Company’s related party transactions with Ocean Yield Malta Limited consisted of the following for the years ended December 31, 2019 and 2020:

	Year ended December 31, 2019	Year ended December 31, 2020
	(in thousands)
Income / (expenses)
General and administrative expenses	$(221)	$(14)
Interest expense	(451)	(1,813)

Total	$(672)	$(1,827)

Disclosure Details Of Balance Due From To Related Parties
The Company’s related party balances with Ocean Yield Malta Ltd. consisted of the following as at December 31, 2019 and 2020:

	December 31, 2019	December 30, 2020
	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(451)	$(229)
Navigator Aurora Facility, net of deferred financing costs	(68,052)	(61,216)
Other non-current payables	(3)	(3)

Total liabilities	$(68,506)	$(61,448)